Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amendment
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
M3Sixty Onchain U.S. Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	M3Sixty Onchain U.S. Government Money Market Fund
Class Name	M3Sixty Onchain U.S. Government Money Market Fund
Trading Symbol	MCGXX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”), for period from October 22, 2024, commencement of operations, through September 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, statement of additional information and other information at https://m3sixtyfunds.com/money-market-documents/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://m3sixtyfunds.com/money-market-documents/
Expenses [Text Block]	What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund Shares	$108	1.13%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What factors influenced performance during the period?

●	The Fund invests exclusively in U.S. Treasury bills and seeks to maintain a stable $1.00 net asset value per share. During the fiscal year, the Federal Reserve maintained elevated interest rates, which provided attractive yields on short-term Treasury bills. The Fund's return reflected the prevailing short-term Treasury yields during the period, reduced by the Fund's operating expenses.
●	Softening labor market data, especially in late summer, gave the Fed room to signal a gradual easing cycle after two years of restrictive policy, resulting in a September rate cut.
●	With inflation staying relatively contained, despite aggressive tariff measures, policy makers were able to lean more heavily on employment trends and place less focus on price pressures in determining rate policy.
●	The Fund's underperformance relative to the benchmark was primarily attributable to the Fund's operating expenses, which reduced the net return to shareholders. As a new fund with minimal assets, the expense ratio of 1.13% was higher than more established money market funds with greater economies of scale. The investment adviser has contractually agreed to waive fees and reimburse expenses to limit the Fund's total annual operating expenses to 0.78% through January 31, 2026, which helped to partially offset the impact of the Fund's small asset base.

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed?
Average Annual Return [Table Text Block]

Since Inception of October 22, 2024 through September 30, 2025
M3Sixty Onchain U.S. Government Money Market Fund - Institutional Class	3.17%
Morningstar US 1-3 Month Treasury Bill Growth USD Index	4.19%

Performance Inception Date	Oct. 22, 2024
No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235
Net Assets	$ 562,617
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$562,617	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	3	Portfolio Turnover Rate	0%

Holdings [Text Block]

What did the Fund invest in?

Holdings (as a % of Net Assets)
U.S. Treasury Bill, 3.56%, 10/07/2025	97.69%	U.S. Treasury Bill, 3.85%, 10/28/2025	1.59%
Goldman Sachs Financial Square Fund	6.26%

Sector Allocation (as a % of Portfolio)
U.S. Treasury Bills	94.07%
Cash and Cash Equivalents	5.93%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund commenced operations on October 22, 2024, so this is its first annual shareholder report. There have been no material changes to the Fund's investment objective, principal investment strategies, or policies during the fiscal year. The Fund continues to operate as a government money market fund investing 99.5% or more of its total assets in cash, U.S. Treasury securities, and repurchase agreements fully collateralized by U.S. Treasury securities.